General (Details) - USD ($) $ in Millions				1 Months Ended		12 Months Ended
	Mar. 02, 2026	Sep. 17, 2024	Aug. 23, 2020	Feb. 28, 2023	Jan. 31, 2020	Dec. 31, 2025
General [Line Items]
Common stock par value (in Dollars per share)
Stockholders equity reverse stock split		1:10 to 1:200
Contract to acquire, percentage				100.00%	100.00%
Retained earnings (in Dollars)						$ 171.0
Net of issuance expenses (in Dollars)						$ 113.8
ADS [Member]
General [Line Items]
American depository ordinary shares		200	200
Subsequent Events [Member]
General [Line Items]
American depository ordinary shares	2,000
Stockholders equity reverse stock split	1:10